MEDIFCOUS, INC. - Statements of Financial Position - USD ($)		Mar. 31, 2018	Mar. 31, 2017
Current Assets:
Cash and cash equivalents		$ 115,502	$ 70,294
Accounts receivable, net	[1]	544,859	1,020,091
Inventory, net	[1]	204,073	101,181
Other assets		59,390	66,689
TOTAL CURRENT ASSETS		923,824	1,258,255
Property and equipment, net	[2]	213,521	321,818
Deposits		247,355	271,330
Intangible assets, net	[3]	1,047,339	1,293,551
TOTAL ASSETS		2,432,039	3,144,954
Current Liabilities:
Accounts payable		304,419	342,326
Accrued expenses	[4]	870,892	997,741
Accrued interest payable	[5]	2,639,088	1,788,188
Promissory notes payable	[5]	776,873	767,978
Payable to Corporation	[6]	1,902,387	1,636,365
Contingent consideration, current portion	[6]	251,935	339,080
Convertible notes payable (net of discount), current portion	[5]	5,410,000	5,540,000
Total Current Liabilities		12,155,594	11,411,678
Contingent consideration			124,692
Total liabilities		12,155,594	11,536,370
Commitments and contingencies	[7]
Stockholders' Deficit:
Common stock	[8]	14,295,388	14,295,388
Common stock issuable	[9]	123,809
Additional paid-in capital		10,830,075	10,744,777
Accumulated Deficit		(34,972,827)	(33,431,581)
Total Stockholders' Equity (deficit)		(9,723,555)	(8,391,416)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)		2,432,039	3,144,954
Going Concern	[1]

[1]	See Note 1.
[2]	See Note 3.
[3]	See Note 4.
[4]	See Note 9.
[5]	See Note 5.
[6]	See Note 2.
[7]	See Note 5 and Note 8.
[8]	No par value, unlimited shares authorized, 184,984,215 and 184,984,215 shares issued and outstanding as of March 31, 2018 and March 31, 2017, respectively. (Note 6)
[9]	See Note 5 and Note 6.